Borrowings - Debt classification (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Borrowings
Non Current Borrowings	$ 3,354,762	$ 3,056,696
Current borrowings	176,996	454,151
Borrowings	3,531,758	3,510,847
Senior Notes
Borrowings
Non Current Borrowings	1,934,817	1,930,457
Current borrowings	22,708	26,912
Bank borrowings
Borrowings
Non Current Borrowings	1,419,945	1,126,239
Current borrowings	146,665	107,110
Bank overdraft
Borrowings
Current borrowings		675
Letters of credit
Borrowings
Current borrowings	$ 7,623	$ 319,454